Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) $ in Thousands, ₪ in Millions		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2012 ILS (₪)	May 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Jun. 30, 2010 ILS (₪)
Debt Disclosure [Abstract]
Series A Notes		$ 60,764	$ 112,060	₪ 92	$ 24,407	₪ 807	$ 217,420	₪ 1,100
Less – Current maturities		(61,977)	(59,737)
Carrying amount adjustments on Series A Notes	[1]	1,167	3,842
Premium on Series A Notes, net		46	138
Series A Notes, net of current maturities		$ 0	$ 56,303

[1]	As a result of fair value hedge accounting, described below and in Notes 2Y and 2AA, the carrying amount of the Series A Notes is adjusted for changes in the interest rates.